Taxes and Similar Charges Payable Other Than Income Tax - Schedule of Taxes and Similar Charges Payable Other Than Income Tax (Detail) - RUB (₽) ₽ in Millions	Dec. 31, 2018	Dec. 31, 2017
Current payables on social security and taxes other than income tax [abstract]
Payroll taxes	₽ 2,424	₽ 2,010
VAT payable	2,233	3,313
Property tax	511	504
Land lease	471	433
Mineral extraction tax	226	189
Land tax	125	153
Other	116	94
Total	₽ 6,106	₽ 6,696